Analysis of Revenue and Profit from Operations by Segment	6 Months Ended
Jun. 30, 2022
Reportable Segments [Abstract]
Analysis of Revenue and Profit from Operations by Segment

ANALYSIS OF REVENUE AND PROFIT FROM OPERATIONS BY SEGMENT

Six months ended 30 June	2022					2021
	Reported			Exchange	At CC2	Reported
Revenue	£m			£m	£m	£m
U.S.	5,934			(388)	5,546	5,563
APME	2,106			45	2,151	2,055
AmSSA	1,958			(54)	1,904	1,796
Europe	2,871			159	3,030	2,761
Total Region	12,869			(238)	12,631	12,175
Six months ended 30 June	2022					2021
	Reported	Adj Items[1]	Adjusted	Exchange	Adjusted at CC2	Reported	Adj Items[1]	Adjusted
Profit from Operations	£m	£m	£m	£m	£m	£m	£m	£m
U.S.	2,801	335	3,136	(218)	2,918	2,570	196	2,766
APME	155	656	811	10	821	769	99	868
AmSSA	759	10	769	(15)	754	694	15	709
Europe	(37)	966	929	68	997	874	18	892
Total Region	3,678	1,967	5,645	(155)	5,490	4,907	328	5,235

Notes to the analysis of revenue and profit from operations above:

(1)	Adjusting items represent certain items which the Group considers distinctive based upon their size, nature or incidence.
(2)	CC: constant currency – measures are calculated based on a re-translation, at the prior year’s exchange rates, of the current year’s results of the Group and, where applicable, its segments.